Pension Liability - Schedule of Unrecognized Pension Cost in Accumulated Other Comprehensive Income/Loss (Details) - Pension Cost [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Net loss, beginning of period	$ 158,073	$ 50,791
Other (gain)/loss during the period	(47,413)	110,313
Other prior year (gain)/loss recognized in period	(157,632)
Effect of settlement, curtailment	(58,787)
Amortization of pension related net loss
Net (gain)/loss, end of period	(105,759)	161,104
Prior service cost, beginning of period
Amortization of prior service cost	(3,094)	(3,031)
Prior service cost end of period	(3,094)	(3,031)
Total unrecognized pension (credit) cost, end of period	$ (108,853)	$ 158,073